Schedule of maturity lease liability (Details)	Aug. 31, 2025 USD ($)
Right-of-use Asset And Lease Liability
2026	$ 175,823
2027	175,756
2028	186,840
2029	194,757
2030	81,149
Total lease liability	$ 814,325